Note 18 - Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of supplemental cash flows schedule [text block]
	2020	2019	2018
Income taxes and other taxes paid	$97,056	$97,442	$143,916
Interest paid	27,564	24,547	38,924
Interest received	35,485	-	-